Taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes
Income / loss (-) before tax	€ (115,507)	€ 54,246	€ (119,627)
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(39,261)	18,438	(40,661)
Tax expenses / income (-) in income statement (effective)	198	235	(1,218)
Difference in tax expense / income to explain	39,458	(18,203)	39,444
Effect of tax rates in other jurisdictions	14	163	328
Effect of non-taxable revenues	(11,277)	(27,399)	(5,934)
Effect of consolidation entry without tax impact	5,419	3,533	1,652
Effect of non-tax deductible expenses	404	856	10,783
Effect of recognition of previously non recognized deferred tax assets	(414)	(421)	(1,307)
Effect of change in tax rates	181
Effect of tax losses (utilized) reversed	(763)	(655)	(597)
Effect from under or over provisions in prior periods			58
Effect of non-recognition of deferred tax assets	45,895	5,720	34,783
Effect of R&D tax credit claims			(322)
Total explanations	€ 39,458	€ (18,203)	€ 39,444